CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Net (loss) income	$ (28,444)	$ (47,072)	$ (6,340)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(33)	(586)	(546)
Other comprehensive (loss) income	(33)	(586)	(546)
Comprehensive (loss) income	(28,477)	(47,658)	(6,886)
Predecessor
Net (loss) income				12,824
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments				303
Other comprehensive (loss) income				303
Comprehensive (loss) income				$ 13,127